Basis of preparation of financial statements (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 BRL (R$)	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Property, plant, and equipment	$ 48,396	$ 44,938	$ 41,931
Expenses relation to carbon credits	4
Investments in dry stacking and processing systems	144	305
Research and development expenses	723	660	549
Other operating expenses	(1,498)	(1,722)	$ (2,976)
Outstanding balances related suppliers	221	202
Sol Do Cerrado [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment	590			R$ 3
Gelado Project [Member]
IfrsStatementLineItems [Line Items]
Capital investment	50	$ 65
Vale Ventures [Member]
IfrsStatementLineItems [Line Items]
Capital investment					$ 100
Allonia [Member]
IfrsStatementLineItems [Line Items]
Acquisition of minority stakes	19
Evok Innovations [Member]
IfrsStatementLineItems [Line Items]
Capital investment	3
Agera [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	1
Krenak Indigenous Community [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	5
Tupiniquim And Guarani [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	2
Kayapo In Para Kaapor And Guajajara [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	7
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment on decarbonization plan	4,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Investment on decarbonization plan	$ 6,000